ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.5%
1,095,031	ABFC 2004-OPT4 Trust Series 2004-OPT4 M4(a)	US0001M + 2.700%	7.0890	07/25/33	$ 1,020,591
5,097,912	ABFC 2007-NC1 Trust Series 2007-NC1 M1(a),(b)	US0001M + 1.000%	5.3890	05/25/37	3,849,780
1,507,020	ABFS Mortgage Loan Trust 2003-2 Series 2003-2 B(b),(c)		8.0000	04/25/34	506,123
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1 M4(a)	US0001M + 4.125%	8.5140	11/25/33	649,930
111,159	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2 M3(a)	US0001M + 2.025%	6.4140	06/25/34	102,367
1,661,129	ACE Securities Corp Home Equity Loan Trust Series 2004-HE3 M7(a)	US0001M + 2.775%	7.1640	11/25/34	1,757,090
5,162,884	ACE Securities Corp Home Equity Loan Trust Series 2004-HE4 M6(a)	US0001M + 1.950%	6.3390	12/25/34	3,802,010
481,054	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2 M4(a)	US0001M + 1.320%	5.7090	01/25/35	388,780
4,357,792	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2 M7(a)	US0001M + 1.845%	6.2340	04/25/35	2,735,702
2,909,713	ACE Securities Corp Home Equity Loan Trust Series 2006-ASP3 M1(a)	US0001M + 0.420%	4.8090	06/25/36	2,310,291
4,708,522	ACE Securities Corp Home Equity Loan Trust Series 2006-ASP4 M1(a)	US0001M + 0.435%	4.8240	08/25/36	4,149,498
2,417,000	ACE Securities Corp Home Equity Loan Trust Series 2005-SD2 M5(a)	US0001M + 4.500%	8.8890	08/25/40	1,653,434
2,022,296	Adjustable Rate Mortgage Trust 2005-1 Series 2005-1 5M2(a)	US0001M + 1.500%	5.8890	05/25/35	1,825,825
5,831,898	Adjustable Rate Mortgage Trust 2005-2 Series 2005-2 6M3(a)	US0001M + 1.350%	5.7390	06/25/35	3,994,009
93,373	Adjustable Rate Mortgage Trust 2005-3 Series 2005-3 1A2(c)		3.2490	07/25/35	89,135
833,937	Aegis Asset Backed Securities Trust Mortgage Series 2004-4 B3(a)	US0001M + 5.250%	9.6390	10/25/34	847,730
1,113,006	Alternative Loan Trust 2006-OA22 Series 2006-OA22 A3(a)	US0001M + 0.240%	4.8690	02/25/47	961,790
7,697,276	American Home Mortgage Investment Trust 2006-1 Series 2006-1 1A2(a)	US0001M + 0.380%	4.7690	03/25/46	5,708,663
1,045,849	Ameriquest Mort Sec Inc Ass Bk Pas Thr Certs Ser Series 2002-2 M4(a)	US0001M + 3.300%	4.6360	08/25/32	859,685
2,409,578	Ameriquest Mortgage Securities Asset-Backed Series 2004-R8 M4(a)	US0001M + 1.800%	6.1890	09/25/34	1,912,199
2,722,790	Ameriquest Mortgage Securities Asset-Backed Series 2004-R8 M5(a)	US0001M + 1.920%	6.3090	09/25/34	2,072,636
2,351,672	Ameriquest Mortgage Securities Asset-Backed Series 2004-R11 M6(a)	US0001M + 2.100%	3.2450	11/25/34	1,957,697
8,557,578	Ameriquest Mortgage Securities Asset-Backed Series 2005-R1 M6(a)	US0001M + 1.500%	5.8890	03/25/35	8,439,625
3,403,670	Ameriquest Mortgage Securities Asset-Backed Series 2005-R5 M7(a)	US0001M + 1.830%	6.2190	07/25/35	3,295,279
1,184,683	Ameriquest Mortgage Securities Asset-Backed Series 2005-R10 M7(a)	US0001M + 2.175%	6.5640	01/25/36	1,241,603
2,788	Amresco Residential Securities Corp Mort Loan Series 1999-1 M2(a)	US0001M + 1.350%	6.2390	11/25/29	2,531
5,415,351	Argent Securities Inc Asset-Backed Pass-Through Series 2006-W1 M1(a)	US0001M + 0.615%	5.0040	03/25/36	4,362,196
1,122,080	Banc of America Funding 2004-B Trust Series 2004-B 3A2(c)		3.4380	12/20/34	861,194
7,454,916	Banc of America Funding 2006-G Trust Series 2006-G M2(a)	US0001M + 0.480%	4.8330	07/20/36	6,389,203

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.5% (Continued)
2,607,004	Banc of America Mortgage 2004-K Trust Series 2004-K B1(c)		3.8070	12/25/34	$ 1,941,836
1,287,243	Bear Stearns ALT-A Trust 2004-11 Series 2004-11 1M2(a)	US0001M + 1.575%	5.9640	11/25/34	1,159,438
2,276,165	Bear Stearns ALT-A Trust 2004-6 Series 2004-6 B1(a)	US0001M + 2.850%	7.2390	07/25/34	2,319,493
25,365	Bear Stearns ARM Trust 2003-8 Series 2003-8 1A2(c)		2.3200	01/25/34	22,855
401,844	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(c)		2.6250	10/25/34	340,248
3,917,599	Bear Stearns Asset Backed Securities I Trust Series 2005-CL1 M1(a)	US0001M + 0.945%	4.8250	09/25/34	2,872,410
2,985,794	Bear Stearns Asset Backed Securities I Trust Series 2004-HE11 M4(a)	US0001M + 2.550%	5.1190	12/25/34	2,443,205
1,292,006	Bear Stearns Asset Backed Securities I Trust Series 2005-HE1 M5(a)	US0001M + 2.325%	5.0940	01/25/35	1,191,317
2,513,651	Bear Stearns Asset Backed Securities I Trust Series 2005-HE4 M4(a)	US0001M + 1.875%	4.7120	04/25/35	2,282,943
9,949,858	Bear Stearns Asset Backed Securities I Trust Series 2005-HE9 M4(a)	US0001M + 1.800%	6.1890	10/25/35	8,851,691
1,052,645	Bear Stearns Asset Backed Securities I Trust Series 2005-HE10 M2(a)	US0001M + 1.050%	4.4210	11/25/35	945,142
30,804,587	Bear Stearns Asset Backed Securities I Trust Series 2006-HE9 M1(a)	US0001M + 0.290%	4.6790	11/25/36	26,831,216
1,708,345	Bear Stearns Asset Backed Securities I Trust Series 2007-HE2 1A4(a)	US0001M + 0.320%	4.7090	03/25/37	1,541,172
1,750,211	Bear Stearns Asset Backed Securities I Trust Series 2007-HE7 M2(a)	US0001M + 1.750%	6.1390	10/25/37	1,583,600
3,104,304	Bear Stearns Asset Backed Securities Trust 2006-4 Series 2006-4 M2(a)	US0001M + 0.750%	5.1390	10/25/36	1,411,098
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1 Series 2006-FRE1 M1(a)	US0001M + 0.300%	4.6890	07/25/36	31,225,425
2,626,954	Carrington Mortgage Loan Trust Series 2006-FRE2 Series 2006-FRE2 A4(a)	US0001M + 0.250%	4.6390	10/25/36	2,143,046
23,424,000	Carrington Mortgage Loan Trust Series 2006-NC2 Series 2006-NC2 M1(a)	US0001M + 0.405%	4.7940	06/25/36	17,947,804
8,508,783	Carrington Mortgage Loan Trust Series 2006-NC4 Series 2006-NC4 M1(a)	US0001M + 0.300%	4.6890	10/25/36	6,925,155
8,725,486	Carrington Mortgage Loan Trust Series 2006-RFC1 Series 2006-RFC1 M2(a)	US0001M + 0.435%	4.8240	05/25/36	7,552,387
13,733,757	Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 M1(a)	US0001M + 0.260%	4.6490	12/25/36	10,703,733
3,774,725	Centex Home Equity Loan Trust 2002-C Series 2002-C M2(a)	US0001M + 1.150%	5.5390	09/25/32	3,565,380
58,269	Centex Home Equity Loan Trust 2004-B Series 2004-B M7(a)	US0001M + 2.325%	6.7140	03/25/34	1,724
2,686,229	Centex Home Equity Loan Trust 2004-C Series 2004-C M5(a)	US0001M + 1.725%	4.1180	06/25/34	2,374,102
1,723,187	Centex Home Equity Loan Trust 2004-C Series 2004-C M6(a)	US0001M + 2.100%	4.1180	06/25/34	609,411
191,501	CHL Mortgage Pass-Through Trust 2004-6 Series 2004-6 M(c)		6.6420	05/25/34	190,007
81,751,747	CIT Mortgage Loan Trust 2007-1 Series 2007-1 1M3(a),(b)	US0001M + 1.750%	6.1390	10/25/37	50,410,810
14,454,834	CIT Mortgage Loan Trust 2007-1 Series 2007-1 2M3(a),(b)	US0001M + 1.750%	6.1390	10/25/37	8,829,359
1,622,515	Citigroup Mortgage Loan Trust 2004-OPT1 Series 2004-OPT1 M8(a)	US0001M + 2.625%	7.0140	10/25/34	1,155,722
600,659	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A3(c)		3.8150	08/25/35	481,482
4,880,726	Citigroup Mortgage Loan Trust 2006-WMC1 Series 2006-WMC1 M2(a)	US0001M + 0.615%	5.0040	12/25/35	3,972,737

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.5% (Continued)
187,039	Citigroup Mortgage Loan Trust 2007-10 Series 2007-10 2A4A(c)		3.7350	09/25/37	$ 164,788
10,641,435	Citigroup Mortgage Loan Trust 2007-AHL1 Series 2007-AHL1 M2(a)	US0001M + 0.270%	4.7940	12/25/36	11,163,954
8,757,444	Citigroup Mortgage Loan Trust 2007-AMC4 Series 2007-AMC4 M2(a)	US0001M + 0.300%	4.6890	05/25/37	8,181,223
669,861	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M8(a)	ICE LIBOR USD 1 Month + 1.935%	6.3240	02/25/35	536,789
2,531,865	Citigroup Mortgage Loan Trust, Inc. Series 2005-HE1 M5(a)	US0001M + 1.875%	6.2640	05/25/35	2,356,834
2,000,000	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT4 M7(a)	US0001M + 1.680%	6.0690	07/25/35	1,721,654
148,255	Countrywide Asset-Backed Certificates Series 2003-SD2 B1(a),(b)	US0001M + 5.625%	10.0140	10/25/32	162,418
96,605	Countrywide Asset-Backed Certificates Series 2004-SD3 M3(a),(b)	US0001M + 4.500%	8.8890	11/25/33	105,168
1,813,521	Countrywide Asset-Backed Certificates Series 2004-BC5 M8(a)	US0001M + 2.625%	7.0140	10/25/34	1,663,805
2,442,562	Countrywide Asset-Backed Certificates Series 2004-11 M6(a)	US0001M + 2.625%	7.0140	11/25/34	2,065,442
5,711,109	Countrywide Asset-Backed Certificates Series 2005-9 M4(a)	US0001M + 1.500%	5.8890	01/25/36	4,857,133
4,000,469	Countrywide Asset-Backed Certificates Series 2006-SD1 M2(a),(b)	US0001M + 1.095%	5.4840	02/25/36	3,320,906
2,551,554	Countrywide Asset-Backed Certificates Series 2006-2 M3(a)	US0001M + 0.660%	5.0490	06/25/36	2,580,031
3,623,224	Countrywide Asset-Backed Certificates Series 2007-BC2 M1(a)	US0001M + 0.340%	4.7290	06/25/37	2,746,314
4,047,723	Countrywide Asset-Backed Certificates Series 2007-2 M1(a)	US0001M + 0.220%	4.6090	08/25/37	3,229,186
12,456,820	Countrywide Asset-Backed Certificates Series 2006-22 M1(a)	US0001M + 0.230%	4.6190	05/25/47	10,671,905
9,943,872	Countrywide Asset-Backed Certificates Series 2007-9 M1(a)	US0001M + 0.260%	4.6490	06/25/47	10,206,050
1,413,549	Credit Suisse First Boston Mortgage Securities Series 2001-HE22 M1(a)	US0001M + 1.500%	5.4060	02/25/32	2,138,376
1,238,572	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B4(a)	US0001M + 3.850%	8.2390	04/25/34	629,041
1,672,937	Credit-Based Asset Servicing and Securitization, Series 2003-RP1 M2(a),(b)	US0001M + 4.500%	8.8890	03/25/33	1,111,091
76,959	Credit-Based Asset Servicing and Securitization, Series 2004-CB7 B2(a),(b)	US0001M + 2.850%	3.3200	10/25/34	59,732
1,997,993	Credit-Based Asset Servicing and Securitization, Series 2004-CB8 B2(a)	US0001M + 2.625%	3.3990	12/25/35	1,545,398
3,616,772	Credit-Based Asset Servicing and Securitization, Series 2007-SP2 M7(b),(d)		7.7500	03/25/46	777,259
1,270,633	CWABS Asset-Backed Certificates Trust 2004-9 Series 2004-9 MV5(a)	US0001M + 1.650%	6.0390	11/25/34	1,089,999
6,744,279	CWABS Asset-Backed Certificates Trust 2006-7 Series 2006-7 M1(a)	US0001M + 0.420%	4.8090	04/25/46	6,148,697
1,441,070	Delta Funding Home Equity Loan Trust 1997-3 Series 1997-3 B1F		7.6500	10/25/28	1,273,561
1,355,353	Delta Funding Home Equity Loan Trust 1998-1 Series 1998-1 M1F(a)	US0001M + 0.825%	5.2140	05/25/30	1,148,371
1,159,343	Delta Funding Home Equity Loan Trust 1999-1 Series 1999-1 B(c)		6.8000	03/15/28	952,901
1,733,831	Delta Funding Home Equity Loan Trust 1999-2 Series 1999-2 M1		7.3700	08/15/30	1,294,861
782,301	Delta Funding Home Equity Loan Trust 2000-3 Series 2000-3 M2(d)		8.3900	11/15/30	667,546
413,473	Deutsche Mortgage Securities Inc Mortgage Loan Series 2006-PR1 4AF2(a),(b)	US0001M + 0.350%	4.6680	04/15/36	373,765
2,686,093	Ellington Loan Acquisition Trust 2007-2 Series 2007-2 M2B(a),(b)	US0001M + 1.700%	6.0890	05/25/37	1,847,631

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.5% (Continued)
5,664,442	EMC Mortgage Loan Trust 2005-B Series 2005-B M2(a),(b)	US0001M + 2.250%	6.6390	04/25/42	$ 5,308,748
1,782,268	EquiFirst Mortgage Loan Trust 2005-1 Series 2005-1 M7(a)	US0001M + 1.800%	6.1890	04/25/35	1,509,761
1,724,282	Finance America Mortgage Loan Trust 2004-3 Series 2004-3 M5(a)	US0001M + 1.650%	6.0390	11/25/34	1,338,660
2,015,976	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(a)	US0001M + 2.475%	6.8640	10/25/33	1,716,479
1,588,560	First Franklin Mortgage Loan Trust 2004-FF10 Series 2004-FF10 M2(a)	US0001M + 2.325%	5.9390	05/25/34	1,252,651
4,838,101	First Franklin Mortgage Loan Trust 2004-FFH2 Series 2004-FFH2 M4(a)	US0001M + 1.575%	5.9640	06/25/34	4,118,650
3,759,787	First Franklin Mortgage Loan Trust 2005-FF5 Series 2005-FF5 M5(a)	US0001M + 1.200%	5.5890	05/25/35	2,950,793
2,962,112	First Franklin Mortgage Loan Trust 2006-FF7 Series 2006-FF7 M1(a)	US0001M + 0.375%	4.7640	05/25/36	2,727,909
6,919,209	First Franklin Mortgage Loan Trust 2006-FF9 Series 2006-FF9 M1(a)	US0001M + 0.375%	4.7640	06/25/36	9,192,768
1,420,990	First Franklin Mortgage Loan Trust2006-FF3 Series 2006-FF3 M2(a)	US0001M + 0.585%	4.9740	02/25/36	1,137,184
1,975,222	Fremont Home Loan Trust 2004-3 Series 2004-3 M5(a)	US0001M + 1.875%	6.2640	11/25/34	1,503,634
375,966	Fremont Home Loan Trust 2004-4 Series 2004-4 M3(a)	US0001M + 0.915%	5.3040	03/25/35	280,962
5,979,255	Fremont Home Loan Trust 2005-1 Series 2005-1 M7(a),(b)	US0001M + 1.800%	6.1890	06/25/35	2,734,573
6,836,146	Fremont Home Loan Trust 2005-A Series 2005-A M5(a)	US0001M + 1.050%	5.4390	01/25/35	5,330,056
5,048,045	GreenPoint Mortgage Funding Trust 2005-HY1 Series 2005-HY1 M2(a)	US0001M + 0.885%	5.2740	07/25/35	4,697,075
3,330,714	GreenPoint Mortgage Funding Trust Series 2006-AR4 Series 2006-AR4 4A(a)	US0001M + 0.640%	5.0290	09/25/46	2,581,908
4,032,640	GSAA Home Equity Trust 2004-11 Series 2004-11 M2(a)	US0001M + 1.425%	5.8140	12/25/34	3,370,427
2,146,082	GSAA Home Equity Trust 2005-4 Series 2005-4 B1(a)	US0001M + 1.725%	6.1140	03/25/35	1,625,288
4,553,023	GSAMP Trust 2005-AHL2 Series 2005-AHL2 M1(a)	US0001M + 0.660%	5.0490	12/25/35	3,250,752
6,278,763	GSAMP Trust 2006-HE8 Series 2006-HE8 M1(a)	US0001M + 0.250%	4.6390	01/25/37	4,991,545
5,149,507	GSAMP Trust 2006-NC1 Series 2006-NC1 M2(a)	US0001M + 0.570%	4.9590	02/25/36	4,922,895
2,026,546	GSAMP Trust 2006-SD2 Series 2006-SD2 M1(a),(b)	US0001M + 0.705%	5.0940	05/25/46	1,242,186
8,753	GSR Mortgage Loan Trust 2005-7F Series 2005-7F 3A1(a)	US0001M + 0.500%	4.8890	09/25/35	8,564
1,007,035	GSRPM Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(a),(b)	US0001M + 5.250%	9.6390	09/25/42	881,809
1,170,783	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A2B(a)	US0001M + 0.250%	4.8390	01/19/38	1,887,111
3,840,219	Home Equity Asset Trust 2005-3 Series 2005-3 M6(a)	US0001M + 1.065%	5.4540	08/25/35	3,754,698
2,275,131	Home Equity Asset Trust 2005-6 Series 2005-6 M6(a)	US0001M + 1.065%	5.4540	12/25/35	3,632,814
11,779,850	Home Equity Asset Trust 2005-7 Series 2005-7 M3(a)	US0001M + 0.750%	4.8890	01/25/36	10,973,262
16,695,890	Home Equity Mortgage Loan Asset-Backed Trust Series 2006-B M1(a)	US0001M + 0.540%	4.9290	06/25/36	12,709,065
4,406,638	Home Equity Mortgage Loan Asset-Backed Trust Series 2006-C M1(a)	US0001M + 0.290%	4.8240	08/25/36	4,726,112
253,075	Impac CMB Trust Series 2004-10 Series 2004-10 3M1(a)	US0001M + 0.855%	5.2440	03/25/35	227,294
20,284	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 6A2(c)		3.5180	10/25/34	18,173
995,969	IXIS Real Estate Capital Trust 2005-HE2 Series 2005-HE2 M6(a)	US0001M + 1.035%	5.4240	09/25/35	1,030,185

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.5% (Continued)
5,669,874	JP Morgan Mortgage Acquisition Trust 2006-CH1 Series 2006-CH1 M9(a)	US0001M + 1.800%	6.1890	07/25/36	$ 4,698,436
3,012,492	JP Morgan Mortgage Acquisition Trust 2006-CW1 Series 2006-CW1 M3(a)	US0001M + 0.450%	4.8390	05/25/36	3,001,300
3,777,375	JP Morgan Mortgage Acquisition Trust 2007-HE1 Series 2007-HE1 MV1(a)	US0001M + 0.260%	4.6490	03/25/47	3,879,585
1,902,704	Long Beach Mortgage Loan Trust 2003-1 Series 2003-1 M3(a)	US0001M + 6.000%	10.3890	03/25/33	2,258,201
11,153,657	Long Beach Mortgage Loan Trust 2005-3 Series 2005-3 M1(a)	US0001M + 0.705%	5.0940	08/25/45	9,865,636
506,216	MAFI II Remic Trust 1998-A Series 1998-AX B2		6.0000	02/20/27	442,335
444,564	MASTR Adjustable Rate Mortgages Trust 2004-5 Series 2004-5 B2(c)		3.2470	07/25/34	351,537
423,825	MASTR Alternative Loan Trust 2002-2 Series 2002-2 B3(c)		7.1320	10/25/32	19,484
1,497,751	Mastr Asset Backed Securities Trust 2004-HE1 Series 2004-HE1 M10(a)	US0001M + 5.250%	9.6390	09/25/34	1,167,288
1,575,958	Mastr Asset Backed Securities Trust 2004-WMC3 Series 2004-WMC3 M6(a)	US0001M + 1.800%	6.1890	10/25/34	1,537,070
79,302	Mastr Asset Backed Securities Trust 2005-NC1 Series 2005-NC1 M8(a)	US0001M + 2.295%	6.6840	12/25/34	299,932
4,454,272	Mastr Asset Backed Securities Trust 2007-HE1 Series 2007-HE1 M1(a)	US0001M + 0.300%	4.6890	05/25/37	4,372,991
901,537	Mastr Specialized Loan Trust Series 2005-2 M4(a),(b)	US0001M + 2.265%	6.4780	07/25/35	874,166
1,462,000	Mastr Specialized Loan Trust Series 2005-3 M2(a),(b)	US0001M + 1.250%	6.2640	11/25/35	890,801
6,460,152	Mastr Specialized Loan Trust Series 2006-1 M2(a),(b)	US0001M + 2.400%	6.7890	01/25/36	4,525,260
1,259,829	Meritage Mortgage Loan Trust 2004-2 Series 2004-2 M4(a)	US0001M + 1.725%	6.1140	01/25/35	1,095,036
2,674,273	Merrill Lynch Mortgage Investors Trust 2002-AFC1 Series 2002-AFC1 BV1(a)	US0001M + 3.450%	5.1890	09/25/32	2,621,863
19,432	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 2A(a)	US0012M + 1.625%	6.9940	12/25/32	18,009
78,427	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2A2(a)	US0006M + 1.500%	6.4310	02/25/33	73,173
498,328	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 M2(a)	US0001M + 2.175%	6.5640	07/25/34	407,699
1,504,514	Merrill Lynch Mortgage Investors Trust Series 2004-WMC1 B1(a)	US0001M + 2.400%	6.7890	10/25/34	1,327,478
5,937,647	Merrill Lynch Mortgage Investors Trust Series 2005-A3 M2(a)	US0001M + 0.975%	5.3640	04/25/35	5,447,075
253,924	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2005-A B2(a)	US0001M + 1.005%	5.3940	03/25/30	175,952
3,292,413	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2006-1 M1(c)		2.9660	02/25/36	2,278,546
1,467,852	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC2 Series 2004-WMC2 B3(a)	US0001M + 5.250%	9.6390	07/25/34	1,285,377
344,627	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3 Series 2004-WMC3 M4(a)	US0001M + 1.350%	3.5490	01/25/35	306,918
296,662	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3 Series 2004-WMC3 M6(a)	US0001M + 1.650%	3.5490	01/25/35	281,423
2,378,505	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC2 Series 2005-WMC2 M5(a)	US0001M + 0.975%	5.3640	02/25/35	1,797,559

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.5% (Continued)
4,303,249	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC3 Series 2005-WMC3 M6(a)	US0001M + 1.065%	5.4540	03/25/35	$ 3,278,942
5,897,597	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC5 Series 2005-WMC5 B1(a)	US0001M + 1.800%	6.1890	06/25/35	4,889,805
10,595,476	Morgan Stanley A.B.S Capital I Inc Trust 2006-NC1 Series 2006-NC1 M3(a)	US0001M + 0.630%	5.0190	12/25/35	10,268,511
3,481,120	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6 Series 2007-HE6 M1(a)	US0001M + 0.260%	4.6490	05/25/37	7,008,332
62,584	Morgan Stanley Mortgage Loan Trust 2004-7AR Series 2004-7AR 2A7(c)		3.6460	09/25/34	61,103
6,437,511	Nationstar Home Equity Loan Trust 2007-B Series 2007-B M2(a)	US0001M + 0.470%	4.8590	04/25/37	7,867,773
657,803	New Century Home Equity Loan Trust Series 2004-A M2(c)		5.6500	08/25/34	632,749
2,019,256	New Century Home Equity Loan Trust 2005-1 Series 2005-1 M6(a)	US0001M + 1.200%	5.5890	03/25/35	1,673,904
3,701,538	New Century Home Equity Loan Trust 2006-2 Series 2006-2 M1(a)	US0001M + 0.310%	4.6990	08/25/36	3,733,274
195,432	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 AII(a)	US0001M + 0.800%	3.8650	11/25/33	176,520
16,568	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A5		7.0000	04/25/33	16,176
6,303	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A2		6.0000	05/25/33	6,029
1,334,307	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-WF1 M4(a)	US0001M + 0.555%	4.9440	03/25/36	1,173,123
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1 Series 2003-1 M2(a)	US0001M + 3.000%	7.3890	05/25/33	2,756,555
5,952,157	Opteum Mortgage Acceptance Corp Asset Backed Series 2005-5 M1(a)	US0001M + 0.645%	5.0340	12/25/35	6,022,145
7,453,936	Option One Mortgage Loan Trust 2005-2 Series 2005-2 M4(a)	US0001M + 1.035%	5.4240	05/25/35	5,377,728
2,880,092	Option One Mortgage Loan Trust 2005-5 Series 2005-5 M4(a)	US0001M + 0.870%	5.2590	12/25/35	2,441,812
13,603,485	Option One Mortgage Loan Trust 2007-CP1 Series 2007-CP1 M1(a)	US0001M + 0.300%	4.6890	03/25/37	11,157,399
2,290,244	Ownit Mortgage Loan Trust Series 2006-3 Series 2006-3 M1(a)	US0001M + 0.495%	4.8840	03/25/37	2,137,965
3,355,676	Park Place Securities Inc Asset-Backed Series 2004-WHQ2 M7(a)	US0001M + 2.625%	7.0140	02/25/35	2,097,670
7,727,847	Park Place Securities Inc Asset-Backed Series 2005-WHQ1 M7(a)	US0001M + 1.875%	6.2640	03/25/35	6,382,671
3,620,892	Park Place Securities Inc Asset-Backed Series 2005-WHQ3 M7(a)	US0001M + 1.800%	6.1890	06/25/35	4,062,601
17,839,265	Park Place Securities Inc Asset-Backed Series 2005-WHQ4 M4(a)	US0001M + 0.915%	5.3040	09/25/35	14,140,725
3,800,387	Park Place Securities Inc Asset-Backed Series 2005-WCW1 M5(a)	US0001M + 0.990%	5.3790	09/25/35	3,376,022
8,501,550	Popular A.B.S Mortgage Pass-Through Trust 2007-A Series 2007-A M1(a)	US0001M + 0.310%	4.6990	06/25/47	7,345,767
5,984,900	Quest Trust Series 2005-X1 M5(a),(b)	US0001M + 3.375%	7.7640	03/25/35	5,241,083
4,565,336	RAAC Series 2006-RP2 Trust Series 2006-RP2 M2(a),(b)	US0001M + 1.250%	5.6390	02/25/37	3,715,072
14,328,547	RAAC Series 2007-SP3 Trust Series 2007-SP3 M1(a)	US0001M + 2.250%	6.6390	09/25/47	11,419,263
1,458,059	RAMP Series 2004-RS7 Trust Series 2004-RS7 A3(c)		3.8710	07/25/34	1,327,348
3,356,660	RAMP Series 2005-RS8 Trust Series 2005-RS8 M4(a)	US0001M + 0.600%	5.2890	09/25/35	2,700,586

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.5% (Continued)
2,490,795	RAMP Series 2006-RS1 Trust Series 2006-RS1 M1(a)	US0001M + 0.410%	5.0040	01/25/36	$ 2,109,047
3,713,903	RAMP Series 2006-RS4 Trust Series 2006-RS4 M2(a)	US0001M + 0.380%	4.9590	07/25/36	3,352,596
1,791,312	RASC Series 2005-EMX1 Trust Series 2005-EMX1 B(a),(b)	US0001M + 4.500%	8.8890	03/25/35	1,591,912
2,772,672	RASC Series 2005-KS1 Trust Series 2005-KS1 M4(a)	US0001M + 1.250%	6.2640	02/25/35	2,394,617
6,476,021	RASC Series 2005-KS12 Trust Series 2005-KS12 M5(a)	US0001M + 0.670%	5.3940	01/25/36	6,529,206
1,407,828	RASC Series 2005-KS2 Trust Series 2005-KS2 M3(a)	US0001M + 0.770%	5.5440	03/25/35	1,387,797
2,975,928	RASC Series 2006-EMX1 Trust Series 2006-EMX1 M3(a)	US0001M + 0.470%	5.0940	01/25/36	2,404,566
1,992,148	Renaissance Home Equity Loan Trust 2002-1 Series 2002-1 M2(a)	US0001M + 2.925%	7.3140	06/25/32	1,634,831
1,229,306	Renaissance Home Equity Loan Trust 2002-2 Series 2002-2 M2(a)	US0001M + 2.250%	6.6390	08/25/32	1,069,248
398,481	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2F(d)		4.1560	08/25/33	331,574
10,217,101	Renaissance Home Equity Loan Trust 2005-1 Series 2005-1 M2(d)		5.4050	05/25/35	1,648,436
7,166,109	Renaissance Home Equity Loan Trust 2005-2 Series 2005-2 M2(d)		5.1010	08/25/35	1,747,025
167,083	SASCO Mortgage Loan Trust 2003-GEL1 Series 2003-GEL1 M3(a)	US0001M + 4.500%	8.8890	10/25/33	147,253
2,309,753	Saxon Asset Securities Trust 2004-2 Series 2004-2 MF5(d)		2.8400	08/25/35	1,555,701
2,149,653	Saxon Asset Securities Trust 2005-2 Series 2005-2 M3(a)	US0001M + 0.705%	5.0940	10/25/35	1,726,699
5,326,270	Saxon Asset Securities Trust 2005-4 Series 2005-4 M4(a)	US0001M + 0.930%	5.3190	11/25/37	4,043,317
11,161,909	Saxon Asset Securities Trust 2006-2 Series 2006-2 M3(a)	US0001M + 0.320%	4.7090	09/25/36	8,863,443
4,743,900	Saxon Asset Securities Trust 2007-3 Series 2007-3 1M2(a)	US0001M + 0.900%	5.2890	09/25/47	4,641,039
10,935,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(a),(b)	US0001M + 3.000%	7.3890	12/25/37	7,242,443
1,147,987	Securitized Asset Backed Receivables, LLC Trust Series 2005-FR1 M2(a)	US0001M + 0.975%	5.3640	12/25/34	989,138
9,253,912	Sequoia Mortgage Trust 2004-10 Series 2004-10 XA(c) (e)		0.0000	11/20/34	93
1,007,302	Sequoia Mortgage Trust 2004-10 Series 2004-10 B1(a)	US0001M + 0.750%	5.1030	11/20/34	701,272
3,544,181	Soundview Home Loan Trust 2005-1 Series 2005-1 M6(a)	US0001M + 1.950%	3.8220	04/25/35	3,444,714
2,045,293	Soundview Home Loan Trust 2005-3 Series 2005-3 M4(a)	US0001M + 0.990%	5.3790	06/25/35	1,937,632
902,887	Soundview Home Loan Trust 2005-A Series 2005-A M6(a)	US0001M + 1.350%	5.7390	04/25/35	900,662
4,542,879	Soundview Home Loan Trust 2005-OPT1 Series 2005-OPT1 M4(a)	US0001M + 0.825%	5.2140	06/25/35	3,348,402
5,321,456	Soundview Home Loan Trust 2005-OPT1 Series 2005-OPT1 M5(a)	US0001M + 1.050%	5.4390	06/25/35	3,393,179
3,977,500	Soundview Home Loan Trust 2005-OPT3 Series 2005-OPT3 M4(a)	US0001M + 1.020%	5.4090	11/25/35	2,933,708
6,698,014	Soundview Home Loan Trust 2005-OPT4 Series 2005-OPT4 M2(a)	US0001M + 0.825%	5.2140	12/25/35	5,346,352
11,126,680	Soundview Home Loan Trust 2006-1 Series 2006-1 M1(a)	US0001M + 0.615%	5.0040	02/25/36	8,811,524
4,210,678	Specialty Underwriting & Residential Finance Trust Series 2005-BC3 M4(a)	US0001M + 0.975%	5.3640	06/25/36	3,252,150
5,260,599	Specialty Underwriting & Residential Finance Trust Series 2006-AB1 M1(a)	US0001M + 0.585%	4.3530	12/25/36	5,705,904
2,584,533	Structured Asset Investment Loan Trust 2004-10 Series 2004-10 M7(a)	US0001M + 3.750%	8.1390	11/25/34	3,028,919

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.5% (Continued)
3,048,877	Structured Asset Investment Loan Trust 2005-HE2 Series 2005-HE2 M3(a)	US0001M + 0.780%	5.1690	07/25/35	$ 2,638,430
2,106,652	Structured Asset Investment Loan Trust 2005-HE3 Series 2005-HE3 M3(a)	US0001M + 0.795%	5.1840	09/25/35	1,696,536
122,121	Structured Asset Mortgage Investments II Trust Series 2004-AR5 1A2(c)		2.7700	10/19/34	103,418
1,786,689	Structured Asset Mortgage Investments II Trust Series 2005-AR5 B1(a)	US0001M + 0.750%	5.0890	07/19/35	1,549,986
1,041,133	Structured Asset Mortgage Investments Trust Series 2002-AR4 A2(a)	US0001M + 0.825%	5.1640	02/19/33	821,821
2,479,557	Structured Asset Securities Corp 2005-NC1 Series 2005-NC1 M6(a)	US0001M + 1.950%	4.1320	02/25/35	2,453,155
478,047	Structured Asset Securities Corp 2005-WF1 Series 2005-WF1 M7(a)	US0001M + 1.905%	6.2940	02/25/35	457,515
5,239,725	Structured Asset Securities Corp Mortgage Loan Series 2006-GEL4 M2(a),(b)	US0001M + 0.645%	5.0340	10/25/36	5,262,635
6,254,500	Structured Asset Securities Corp Mortgage Loan Series 2007-BC1 M1(a)	US0001M + 0.230%	4.6190	02/25/37	5,373,033
9,415,856	Structured Asset Securities Corp Mortgage Loan Series 2006-W1A M1(a),(b)	US0001M + 0.300%	4.6890	08/25/46	9,467,002
5,740,000	Terwin Mortgage Trust 2007-QHL1 Series 2007-QHL1 M1(a),(b)	US0001M + 1.500%	5.8890	10/25/38	5,187,593
267,169	Thornburg Mortgage Securities Trust 2004-2 Series 2004-2 B2(a)	US0001M + 1.000%	5.3890	06/25/44	198,279
757,000	Truman Capital Mortgage Loan Trust Series 2005-1 M3(a),(b)	US0001M + 5.250%	9.6390	03/25/37	776,165
629,161	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 B2(c)		4.2380	10/25/33	459,312
104,292	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 2B1(a)	COF 11 + 1.250%	2.4870	11/25/42	96,295
2,331,185	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE1 M2(a)	US0001M + 0.540%	4.9290	04/25/36	2,088,167
12,628,252	Wells Fargo Home Equity Asset-Backed Securities Series 2006-3 M2(a)	US0001M + 0.405%	4.7940	01/25/37	12,848,483
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $661,987,686)				803,479,371

	TOTAL INVESTMENTS - 103.5% (Cost $661,987,686)				$ 803,479,371
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%				(26,956,010)
	NET ASSETS - 100.0%				$ 776,523,361

LLC	- Limited Liability Company
REMIC	- Real Estate Mortgage Investment Conduit
COF 11	Cost of Funds for the 11th District of San Francisco
ICE LIBOR USD 1 Month	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month
US0006M	ICE LIBOR USD 6 Month
US0012M	ICE LIBOR USD 12 Month
(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is $126,295,490 or 16.3% of net assets.
(c)	Variable rate security; the rate shown represents the rate on December 31, 2022.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2022.
(e)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of December 31, 2022.